Pension Benefits - Summary of Pension Benefits Recognized in Statements of Other Comprehensive Income Loss (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Pension defined benefit plans [member]
Amounts recognized in other comprehensive income, were as follows:
Actuarial gain on accrued pension liability	$ (59.5)	$ (25.5)